Trade receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables
2
2
. Trade receivables

	At December 31,

(Euro thousands)	2022	2021

Trade receivables	55,079	46,089
Loss allowance	(6,211)	(6,308)

Total trade receivables	48,868	39,781

The trade receivables are comprised essentially of receivables from wholesalers or agents, who are limited in number and with whom the Group maintains long-term relationships.
The following table provides a breakdown for the loss allowance:

	For the years ended December 31,

(Euro thousands)	2022	2021

At January 1,	6,308	5,904
Business combination	—	358
Provisions	1,363	626
Write off	(1,551)	(709)
Net foreign exchange difference s	91	129

At December 31,	6,211	6,308

For each of the fiscal years presented, no single customer accounted for more than 5% of the Group’s consolidated revenue. The present value of trade receivables is identical to its carrying amount.